Loss per ordinary share	6 Months Ended
Jun. 30, 2023
Notes and other explanatory information [abstract]
Loss per ordinary share

15.   Loss per ordinary share

	2023	2022
Basic loss per Class A ordinary share	(0.96)	(0.59)
Diluted (loss) per Class A ordinary share	(0.96)	(0.59)
Number of ordinary shares used for loss per share (weighted average)
Basic	14,439,644	13,123,722
Diluted	14,439,644	13,123,722

Basic loss per share is calculated by dividing the loss for the year attributable to ordinary equity holders of the parent by the weighted average number of Class A ordinary shares outstanding during the period.

Diluted loss per share is calculated by dividing the loss attributable to ordinary equity holders of the parent by the weighted average number of ordinary shares outstanding during the year plus the weighted average number of Class A ordinary shares that would be issued on conversion of all the dilutive potential ordinary shares into Class A ordinary shares.

The diluted loss per share reflects the basic loss per share since the effects of potentially dilutive securities are anti-dilutive. For the periods included in these financial statements the Group was loss-making, therefore, the following anti-dilutive instruments are excluded in the calculation of diluted weighted average number of ordinary shares outstanding:

	30 June 2023	31 December 2022
Warrants	8,869,633	8,869,633
RSUs - outstanding	127,071	88,084
RSUs – vested but no ordinary shares issued	48,165	29,253
Incentive shares	15,446	5,000
Share options	2,272,182	2,128,554